T. ROWE PRICE Mid-Cap Value Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 95.6%
COMMUNICATION SERVICES 4.7%
Entertainment 1.0%
Madison Square Garden Entertainment (1) 1,223,886 72,295
Madison Square Garden Sports  309,258 60,259
132,554
Media 3.7%
DISH Network, Class A (1) 3,015,362 28,133
News, Class A  14,834,664 256,195
News, Class B  1,273,903 22,204
Paramount Global, Class B  4,266,514 95,186
Scholastic  2,509,300 85,868
487,586
Total Communication Services 620,140
CONSUMER DISCRETIONARY 8.3%
Automobiles 1.0%
General Motors  3,595,556 131,885
131,885
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions (1) 1,580,405 121,675
Strategic Education (2) 1,223,868 109,940
231,615
Hotels, Restaurants & Leisure 1.0%
Compass Group (GBP)  5,295,269 133,078
133,078
Household Durables 0.7%
Mohawk Industries (1) 884,813 88,676
88,676
Specialty Retail 2.2%
Bath & Body Works  2,021,477 73,946
Best Buy  1,295,305 101,383
Burlington Stores (1) 537,228 108,574
283,903
Textiles, Apparel & Luxury Goods 1.6%
Ralph Lauren  1,786,505 208,432
208,432
Total Consumer Discretionary 1,077,589

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 7.3%
Beverages 2.0%
Constellation Brands, Class A  699,584 158,029
Monster Beverage (1) 2,004,778 108,278
266,307
Consumer Staples Distribution & Retail 1.5%
Sysco  2,565,292 198,117
198,117
Food Products 3.3%
Bunge  1,026,844 98,084
Flowers Foods  8,454,893 231,749
Tyson Foods, Class A  1,686,600 100,049
429,882
Household Products 0.5%
Kimberly-Clark  502,138 67,397
67,397
Total Consumer Staples 961,703
ENERGY 6.5%
Energy Equipment & Services 4.2%
Expro Group Holdings (1) 4,958,889 91,045
NOV  1,830,508 33,883
SEACOR Marine Holdings (1)(2) 3,053,868 23,240
TechnipFMC (1) 16,536,731 225,726
Tidewater (1)(2) 4,138,536 182,427
556,321
Oil, Gas & Consumable Fuels 2.3%
Cameco  3,953,912 103,474
Equitrans Midstream  7,889,471 45,601
Imperial Oil  1,397,281 70,996
Suncor Energy  2,685,300 83,378
303,449
Total Energy 859,770
FINANCIALS 14.7%
Banks 3.7%
Fifth Third Bancorp  8,079,896 215,248
Popular  2,444,640 140,347
Webster Financial  3,422,946 134,933
490,528
Capital Markets 2.3%
Main Street Capital  2,048,166 80,821
Open Lending, Class A (1) 7,371,222 51,893

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
State Street  2,306,645 174,590
307,304
Consumer Finance 0.7%
OneMain Holdings  2,512,249 93,154
93,154
Financial Services 3.9%
Apollo Global Management  1,843,780 116,453
FleetCor Technologies (1) 785,600 165,644
Global Payments  1,259,720 132,573
Jackson Financial, Class A  2,497,455 93,430
508,100
Insurance 4.1%
Brown & Brown  2,021,453 116,072
CNA Financial  2,733,128 106,674
Kemper  2,606,450 142,469
RenaissanceRe Holdings  892,763 178,856
544,071
Total Financials 1,943,157
HEALTH CARE 10.1%
Health Care Equipment & Supplies 4.3%
Baxter International  2,903,600 117,770
DENTSPLY SIRONA  3,471,565 136,363
Koninklijke Philips (EUR)  7,603,956 139,661
Zimmer Biomet Holdings  1,350,163 174,441
568,235
Health Care Providers & Services 4.5%
Cardinal Health  1,357,655 102,503
Centene (1) 1,419,846 89,748
Fresenius (EUR)  1,617,699 43,683
Patterson  1,196,583 32,033
Select Medical Holdings (2) 12,382,133 320,078
588,045
Life Sciences Tools & Services 1.3%
Charles River Laboratories International (1) 834,004 168,319
168,319
Total Health Care 1,324,599
INDUSTRIALS & BUSINESS SERVICES 14.0%
Aerospace & Defense 3.8%
Rolls-Royce Holdings (GBP) (1) 71,027,544 130,823
Spirit AeroSystems Holdings, Class A  4,144,176 143,098

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Textron  3,216,818 227,204
501,125
Air Freight & Logistics 0.6%
CH Robinson Worldwide  844,045 83,873
83,873
Building Products 0.8%
Trane Technologies  609,841 112,199
112,199
Electrical Equipment 0.7%
Rockwell Automation  325,061 95,389
95,389
Ground Transportation 1.2%
JB Hunt Transport Services  879,876 154,383
154,383
Machinery 4.4%
Alstom (EUR) (3) 3,354,050 91,318
Middleby (1) 871,866 127,824
PACCAR  1,237,179 90,562
Stanley Black & Decker  3,326,668 268,063
577,767
Passenger Airlines 1.1%
Southwest Airlines  4,559,997 148,382
148,382
Professional Services 0.8%
SS&C Technologies Holdings  1,760,700 99,427
99,427
Trading Companies & Distributors 0.6%
Ashtead Group (GBP)  1,341,562 82,379
82,379
Total Industrials & Business Services 1,854,924
INFORMATION TECHNOLOGY 6.9%
Communications Equipment 1.6%
Arista Networks (1) 658,863 110,597
Motorola Solutions  371,442 106,280
216,877
Electronic Equipment, Instruments & Components 1.2%
Corning  4,644,040 163,842
163,842
Semiconductors & Semiconductor Equipment 1.8%
Marvell Technology  3,576,884 154,879

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
MKS Instruments  996,129 88,277
243,156
Technology Hardware, Storage & Peripherals 2.3%
Western Digital (1) 7,966,648 300,104
300,104
Total Information Technology 923,979
MATERIALS 6.2%
Chemicals 0.8%
Scotts Miracle-Gro  1,508,394 105,195
105,195
Construction Materials 1.7%
Summit Materials, Class A (1) 4,995,893 142,333
Vulcan Materials  498,422 85,509
227,842
Containers & Packaging 1.9%
Ball  2,284,755 125,913
Westrock  4,126,223 125,726
251,639
Metals & Mining 1.8%
Franco-Nevada (CAD)  768,853 112,145
Freeport-McMoRan  1,474,781 60,333
Fresnillo (GBP)  6,345,643 58,596
231,074
Total Materials 815,750
REAL ESTATE 6.5%
Health Care Real Estate Investment Trusts 0.1%
Omega Healthcare Investors, REIT  650,400 17,827
17,827
Industrial Real Estate Investment Trusts 1.0%
Rexford Industrial Realty, REIT  2,128,291 126,953
126,953
Office Real Estate Investment Trusts 0.3%
Vornado Realty Trust, REIT  2,257,900 34,704
34,704
Residential Real Estate Investment Trusts 1.4%
Apartment Investment & Management, Class A, REIT  9,942,883 76,461
Equity Residential, REIT  1,785,167 107,110
183,571

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
Retail Real Estate Investment Trusts 0.8%
Regency Centers, REIT  1,830,894 112,014
112,014
Specialized Real Estate Investment Trusts 2.9%
Digital Realty Trust, REIT  702,700 69,083
Rayonier, REIT  3,527,031 117,309
SBA Communications, REIT  304,600 79,522
Weyerhaeuser, REIT  3,771,736 113,642
379,556
Total Real Estate 854,625
UTILITIES 6.7%
Electric Utilities 4.7%
Evergy  1,979,900 121,012
FirstEnergy  6,484,349 259,763
PG&E (1) 14,948,486 241,717
622,492
Multi-Utilities 2.0%
Ameren  1,843,400 159,251
CenterPoint Energy  3,349,529 98,677
257,928
Total Utilities 880,420
Total Miscellaneous Common Stocks  3.7% (4) 483,513
Total Common Stocks (Cost $10,766,736) 12,600,169
SHORT-TERM INVESTMENTS 5.2%
Money Market Funds 5.2%
T. Rowe Price Government Reserve Fund, 4.82% (2)(5) 680,187,495 680,187
Total Short-Term Investments (Cost $680,187) 680,187

T. ROWE PRICE Mid-Cap Value Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.82% (2)(5) 14,833,131 14,833
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 14,833
Total Securities Lending Collateral (Cost $14,833) 14,833
Total Investments in Securities 100.9%
(Cost $11,461,756) $ 13,295,189
Other Assets Less Liabilities (0.9)% (113,518)
Net Assets 100.0% $ 13,181,671
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Affiliated Companies
(3) All or a portion of this security is on loan at March 31, 2023.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
CAD Canadian Dollar
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Value Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
SEACOR Marine Holdings  $ 32 $ (4,765) $ —
Select Medical Holdings  531 12,181 1,548
Strategic Education  129 13,980 734
TechnipFMC  44,198 (10,175) —
Tidewater  10,639 24,158 —
T. Rowe Price Government Reserve Fund, 4.82% — — 6,962++
Totals $ 55,529# $ 35,379 $ 9,244+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
SEACOR Marine Holdings  $ 28,030 $ — $ 25 $ 23,240
Select Medical Holdings  308,075 — 178 320,078
Strategic Education  96,049 — 89 109,940
TechnipFMC  312,756 — 76,855 *
Tidewater  182,910 — 24,641 182,427
T. Rowe Price Government
Reserve Fund, 4.82% 577,405  ¤  ¤ 695,020
Total $ 1,330,705^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $9,244 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,077,450.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Mid-Cap Value Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Value Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Value Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Mid-Cap Value Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 11,808,486 $ 791,683 $ — $ 12,600,169
Short-Term Investments 680,187 — — 680,187
Securities Lending Collateral 14,833 — — 14,833
Total $ 12,503,506 $ 791,683 $ — $ 13,295,189

T. ROWE PRICE Mid-Cap Value Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F115-054Q1 03/23